TEMPLETON INSTITUTIONAL FUNDS, INC.


                              Foreign Equity Series

[TIFI TEMPLETON LOGO]

                                SEMIANNUAL REPORT


                                  JUNE 30, 2000
[TEMPLETON LOGO]

Mutual funds, annuities, and other investment products:

         - are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

         - are not deposits or obligations of, or guaranteed or endorsed by, any bank;

         - are subject to investment risks, including the possible loss of principal.

         June 30, 2000

         Shareholder:

         By the end of the first quarter, even exuberant bulls seemed relieved that the six-month superheated rise of Technology, Media, and Telecom sectors
(TMT) had cooled down. In succeeding weeks, the NASDAQ(R) - a reasonable proxy for these sectors as a whole - fell 40%

                                TOTAL RETURNS AS OF 6/30/00
                                                                                 CUMULATIVE
                               ONE-YEAR       THREE-YEAR       FIVE-YEAR            SINCE
                               AVERAGE          AVERAGE         AVERAGE        INCEPTION(1)(3)
                              ANNUAL(1)(2)    ANNUAL(1)(2)    ANNUAL(1)(2)        (10/18/90)
   TIFI Foreign
   Equity Series -
   Primary Shares               12.95%          10.96%          14.68%              231.24%
   MSCI AC World
   ex U.S. Free Index(4)        18.11%           9.46%          11.11%               10.21%
   MSCI EAFE Index(4)           17.44%          10.47%          11.63%                9.43%

(1) Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Source: Morgan Stanley Capital International. The MSCI AC World ex U.S. Free Index measures the performance of securities located in 46 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends. The MSCI EAFE tracks the performance of approximately 1,000 securities in 20 countries. It includes reinvested dividends.

Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 8.

                                                                    continued...

                         [GARY MOTYL'S PICTURE OMITTED]

GARY MOTYL IS EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER FOR GLOBAL EQUITIES OF FTTRUST COMPANY AND PRESIDENT OF TEMPLETON INVESTMENT COUNSEL, INC. HE IS A PORTFOLIO MANAGER AND RESEARCH ANALYST AND CURRENTLY MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS, IN ADDITION TO MANAGING MANY OF TEMPLETON'S SEPARATE ACCOUNT PORTFOLIOS. MR. MOTYL'S RESEARCH RESPONSIBILITIES INCLUDE THE GLOBAL AUTOMOBILE INDUSTRY AND COUNTRY COVERAGE OF GERMANY.

PRIOR TO JOINING TEMPLETON IN 1981, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY, HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.

MR. MOTYL HOLDS A BACHELOR OF SCIENCE IN FINANCE DEGREE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA, AND A MASTER OF BUSINESS ADMINISTRATION DEGREE FROM PACE UNIVERSITY IN NEW YORK. HE IS ALSO A CHARTERED FINANCIAL ANALYST (CFA).

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
 letter continued.......................................................

                       GEOGRAPHIC DISTRIBUTION ON 6/30/00
               (Equity Assets as a Percentage of Total Net Assets)

                              [PIE CHART OMITTED]

North America                  3.3%
Australia/New Zealand          4.6%
Latin America                  9.4%
Asia                          21.5%
Europe                        57.5%


                        FUND ASSET ALLOCATION ON 6/30/00

                              [PIE CHART OMITTED]

Short-Term Investments & Other Net Assets            3.7%
Equity*                                             96.3%

*Equity includes convertible and preferred securities

(from its March 2000 all-time high), one of the sharpest and swiftest sector-specific bear markets we recall. Along the way, Internet stocks, in particular, including numerous high profile names that had been accorded almost divine status by some investors last winter, fell 60% to 90%.

                 We believe that this bubble was simply a case of unsustainable expectations for these sectors. The Internet is an important new technology, but we don't think it has repealed the iron discipline of examining a Profit and Loss Statement. (Interestingly, the U.S. National Academy of Engineering lists the Internet as only 13th in importance among 20th Century achievements.) In fact, we have long thought that the biggest beneficiaries of the Internet may not be technology stocks but mainstream companies that learn how to use the Internet well. It should be noted that, in the final weeks of the second quarter, some technology-related stocks re-ignited, apparently because some momentum investors concluded that the recent round of interest rate increases is now behind us and the U.S. economy is dutifully set for a "soft-landing." No one can know whether their conclusions are true, but the historical record is not particularly encouraging.

                 Rising short-term interest rates worldwide apparently triggered the decline in the TMT group and generally proved problematic for most other stocks as well. The second quarter was generally weak across almost all markets. Measured in U.S. dollars, for the six month period, the MSCI EAFE Index was down 3.9% and the MSCI World Index declined 3.5%. The fund returned - 1.35% for the same period. Foreign exchange played an unusually large role in the quarter: Of eighteen major currencies, only one managed to gain - marginally - over the U.S. dollar. The euro and the yen were off 2.1% and 2.8%, respectively.

                 For our part, we have continued to focus on creating a portfolio of companies that we believe are attractively valued with outstanding fundamentals and appreciable upside potential on the three- to five-year horizon. At the end of the period, the average price-to-earnings and price-to-cashflow ratios of the portfolio were slightly more than half that of the benchmarks. This difference is a wide margin even by our own historical standards, but is consistent with our record of recent months.

                 As you know, there has been considerable discussion about the performance gap in recent years between so-called "growth" and "value" styles of investing. To us, one fact stands out: Over the long term, the weight of evidence firmly supports our conviction that margins, earnings, and valuations matter - irrespective of so-called style. For us, stock selection is not about style dogma. Rather, we focus dispassionately on ascertaining the earnings power of a company on a five-year basis, roughly one business cycle, and on being rigorous about what we are willing to pay for this earnings stream. Sometimes, what others believe to be "growth" stocks fit our analysis. At other times, companies with far more pedestrian earnings prospects appear to us to be the best bargain candidates. For instance, the utility weighting in the portfolio has been increasing because of what we see as a very favorable interplay between deregulation, negative sentiment, and attractive dividend yields. Overall, our constant challenge has been to consistently balance a security's downside potential against possible reward, even in the face of wide swings in market sentiment.

                 During the second quarter, we continued to take profits in some of our major telecom or technology positions. Because of the markets' increasing insistence on the delivery of near-term earnings estimates and the inability of many companies to match expectations, we have seen a two-tier market emerge globally and are finding potential bargains among high-quality names. The consumer goods sector is a good example. We have recently been able to purchase several household-name companies at what we consider to be excellent prices, including Unilever in the Netherlands. In the energy sector, holdings of European energy companies contributed positively to the Fund's total return. As a result of this trading activity, cash represented 3% of the portfolio at the end of June.


      INDUSTRY DIVERSIFICATION ON 6/30/00
(Equity Assets as a Percentage of Total Net Assets)
   Finance                            29.7%
   Services                           19.2%
   Capital Equipment                  17.8%
   Energy                             12.9%
   Consumer Goods                      8.5%
   Materials                           7.3%
   Multi-Industry                      0.9%


                         10 LARGEST POSITIONS ON 6/30/00
                          (Percent of Total Net Assets)
   Aventis SA                          2.3%
   Alcatel SA                          2.2%
   DBS Group Holdings Ltd.             2.1%
   Total Fina Elf SA                   2.1%
   Nomura Securities Co. Ltd.          2.0%
   Telefonos de Mexico SA (Telmex)     1.8%
   Nippon Telegraph
   & Telephone Corp.                   1.8%
   Sony Corp.                          1.8%
   AXA SA                              1.7%
   Koninklijke Philips Electronics NV  1.7%

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
letter continued.......................................................

Templeton Foreign Equity Series - Primary Shares
Total Return Index Comparison
$5,000,000 Investment: 10/18/90 - 6/30/00

                              [Line Graph Omitted]

                     TIFI-Foreign
                     Equity Series                                           MSCI AC World
                       (Primary)           MS EAFE            CPI              Free ex US
                     -------------      -------------     -------------     ---------------
  10/18/1990         $5,000,000.00      $5,000,000.00     $5,000,000.00      $5,000,000.00
  10/31/1990         $4,970,000.00      $5,327,390.18     $5,012,580.65      $5,301,096.77
  11/30/1990         $4,875,000.00      $5,014,654.90     $5,023,844.97      $5,006,437.79
  12/31/1990         $4,860,000.00      $5,097,844.71     $5,023,844.97      $5,097,842.38
  01/31/1991         $5,005,000.00      $5,264,165.01     $5,053,882.54      $5,257,167.19
  02/28/1991         $5,614,715.00      $5,830,025.21     $5,061,392.36      $5,821,803.43
  03/31/1991         $5,452,703.00      $5,481,442.58     $5,068,901.74      $5,501,403.92
  04/30/1991         $5,503,332.00      $5,536,863.42     $5,076,411.12      $5,561,173.60
  05/31/1991         $5,579,275.00      $5,596,270.70     $5,091,429.88      $5,640,145.49
  06/30/1991         $5,295,754.00      $5,186,515.67     $5,106,449.09      $5,247,865.76
  07/31/1991         $5,604,589.00      $5,442,746.82     $5,113,958.48      $5,500,022.58
  08/31/1991         $5,614,715.00      $5,333,546.81     $5,128,977.72      $5,405,578.72
  09/30/1991         $5,756,475.00      $5,635,740.03     $5,151,505.88      $5,680,621.25
  10/31/1991         $5,736,223.00      $5,717,043.98     $5,159,015.28      $5,779,946.29
  11/30/1991         $5,685,595.00      $5,451,663.94     $5,174,034.52      $5,522,493.79
  12/31/1991         $5,899,356.00      $5,734,913.70     $5,177,789.00      $5,809,186.32
  01/31/1992         $6,060,450.00      $5,614,098.62     $5,185,298.87      $5,728,234.78
  02/29/1992         $6,154,884.00      $5,414,697.07     $5,204,072.56      $5,552,332.78
  03/31/1992         $6,108,304.00      $5,058,741.06     $5,230,355.62      $5,216,553.35
  04/30/1992         $6,304,442.00      $5,084,069.36     $5,237,865.00      $5,233,682.79
  05/31/1992         $6,657,491.00      $5,425,937.34     $5,245,374.37      $5,551,457.61
  06/30/1992         $6,584,639.00      $5,170,374.93     $5,264,148.09      $5,283,552.38
  07/31/1992         $6,360,482.00      $5,039,702.80     $5,275,412.42      $5,171,150.36
  08/31/1992         $6,181,155.00      $5,357,514.58     $5,290,431.62      $5,446,929.62
  09/30/1992         $6,024,245.00      $5,253,420.96     $5,305,450.42      $5,335,171.92
  10/31/1992         $5,811,295.00      $4,979,450.38     $5,324,224.12      $5,100,881.63
  11/30/1992         $5,822,502.00      $5,027,836.40     $5,331,733.52      $5,129,108.79
  12/31/1992         $5,820,811.00      $5,055,364.00     $5,327,979.02      $5,171,933.10
  01/31/1993         $5,843,979.00      $5,056,254.56     $5,354,262.10      $5,171,334.45
  02/28/1993         $5,971,400.00      $5,210,483.42     $5,373,035.80      $5,329,600.04
  03/31/1993         $6,119,128.00      $5,666,177.81     $5,391,809.51      $5,768,434.34
  04/30/1993         $6,316,145.00      $6,205,469.88     $5,406,828.72      $6,277,951.24
  05/31/1993         $6,484,189.00      $6,338,043.79     $5,414,338.10      $6,417,706.03
  06/30/1993         $6,362,502.00      $6,240,618.99     $5,421,847.51      $6,340,898.61
  07/31/1993         $6,466,806.00      $6,460,506.95     $5,421,847.51      $6,551,658.47
  08/31/1993         $6,924,581.00      $6,810,730.45     $5,436,866.30      $6,903,278.30
  09/30/1993         $6,872,430.00      $6,658,919.54     $5,448,130.62      $6,761,359.39
  10/31/1993         $7,278,054.00      $6,865,592.90     $5,470,659.24      $7,005,918.64
  11/30/1993         $7,110,009.00      $6,266,909.90     $5,474,413.70      $6,472,364.34
  12/31/1993         $7,801,439.00      $6,720,849.45     $5,474,413.70      $6,977,184.54
  01/31/1994         $8,357,848.00      $7,290,513.62     $5,489,432.92      $7,550,984.13
  02/28/1994         $8,129,428.00      $7,271,818.26     $5,508,206.61      $7,493,885.48
  03/31/1994         $7,768,919.00      $6,960,159.91     $5,526,980.29      $7,150,645.88
  04/30/1994         $7,881,598.00      $7,257,022.08     $5,534,489.69      $7,393,225.11
  05/31/1994         $7,911,250.00      $7,216,906.35     $5,538,244.62      $7,395,711.74
  06/30/1994         $7,656,240.00      $7,320,511.25     $5,557,018.32      $7,448,159.69
  07/31/1994         $7,988,347.00      $7,392,525.31     $5,572,037.11      $7,569,265.20
  08/31/1994         $8,261,148.00      $7,569,172.66     $5,594,565.75      $7,823,955.00
  09/30/1994         $8,065,443.00      $7,332,435.81     $5,609,584.53      $7,630,278.23
  10/31/1994         $8,237,426.00      $7,578,317.97     $5,613,339.47      $7,835,374.92
  11/30/1994         $7,881,598.00      $7,215,768.06     $5,620,848.89      $7,457,415.46
  12/31/1994         $7,819,892.00      $7,262,640.17     $5,620,848.89      $7,439,963.47
  01/31/1995         $7,594,903.00      $6,985,367.82     $5,643,377.53      $7,102,526.23
  02/28/1995         $7,713,478.00      $6,967,108.98     $5,665,905.72      $7,063,662.27
  03/31/1995         $7,749,977.00      $7,403,609.36     $5,684,679.87      $7,462,756.87
  04/30/1995         $8,090,635.00      $7,684,023.29     $5,703,453.59      $7,753,870.35
  05/31/1995         $8,297,464.00      $7,594,405.99     $5,714,717.45      $7,719,610.73
  06/30/1995         $8,346,129.00      $7,463,241.56     $5,725,981.79      $7,612,826.21
  07/31/1995         $8,759,786.00      $7,929,905.44     $5,725,981.79      $8,045,121.53
  08/31/1995         $8,534,708.00      $7,629,333.63     $5,741,001.04      $7,765,980.92
  09/30/1995         $8,692,871.00      $7,780,319.67     $5,752,264.88      $7,898,690.44
  10/31/1995         $8,504,292.00      $7,573,179.09     $5,771,038.61      $7,687,653.70
  11/30/1995         $8,638,122.00      $7,785,872.50     $5,767,284.14      $7,868,206.79
  12/31/1995         $8,834,439.00      $8,101,557.48     $5,763,529.24      $8,179,304.51
  01/31/1996         $9,117,594.00      $8,136,742.46     $5,797,322.14      $8,291,660.92
  02/29/1996         $9,262,241.00      $8,166,279.81     $5,816,095.84      $8,291,983.46
  03/31/1996         $9,331,739.00      $8,341,768.18     $5,846,133.82      $8,446,334.67
  04/30/1996         $9,672,913.00      $8,586,345.57     $5,868,662.01      $8,702,589.96
  05/31/1996         $9,786,638.00      $8,430,390.58     $5,879,926.32      $8,571,906.82
  06/30/1996         $9,755,048.00      $8,479,902.51     $5,883,681.24      $8,615,375.82
  07/31/1996         $9,502,326.00      $8,234,177.24     $5,894,945.55      $8,328,959.37
  08/31/1996         $9,780,320.00      $8,254,343.81     $5,906,209.43      $8,377,816.12
  09/30/1996         $9,862,544.00      $8,475,712.60     $5,924,983.15      $8,585,858.91
  10/31/1996         $9,957,437.00      $8,391,084.22     $5,943,756.87      $8,499,888.46
  11/30/1996        $10,469,859.00      $8,727,046.45     $5,955,021.18      $8,827,793.83
  12/31/1996        $10,741,158.00      $8,616,881.02     $5,955,021.18      $8,725,567.98
  01/31/1997        $10,938,364.00      $8,317,304.98     $5,973,794.86      $8,565,275.97
  02/28/1997        $11,089,455.00      $8,455,350.12     $5,992,568.59      $8,722,344.30
  03/31/1997        $11,201,336.00      $8,488,052.20     $6,007,587.82      $8,704,063.22
  04/30/1997        $11,148,686.00      $8,535,143.40     $6,015,097.25      $8,777,463.63
  05/31/1997        $11,609,376.00      $9,092,673.57     $6,011,342.32      $9,319,628.69
  06/30/1997        $12,122,715.00      $9,596,180.00     $6,018,852.17      $9,833,842.35
  07/31/1997        $12,563,661.00      $9,753,397.58     $6,026,361.59     $10,032,952.58
  08/31/1997        $11,852,883.00      $9,026,975.45     $6,037,625.89      $9,243,696.02
  09/30/1997        $12,807,168.00      $9,534,694.16     $6,052,644.66      $9,743,451.01
  10/31/1997        $11,859,464.00      $8,803,900.47     $6,067,663.88      $8,913,902.80
  11/30/1997        $11,780,489.00      $8,716,182.19     $6,063,908.96      $8,802,513.24
  12/31/1997        $11,968,833.00      $8,794,213.47     $6,056,399.54      $8,903,817.93
  01/31/1998        $12,113,617.00      $9,198,448.28     $6,067,663.84      $9,170,158.02
  02/28/1998        $12,885,800.00      $9,790,811.34     $6,078,927.73      $9,782,038.84
  03/31/1998        $13,833,182.00     $10,094,498.51     $6,090,192.04     $10,120,028.33
  04/30/1998        $14,013,103.00     $10,176,696.60     $6,101,456.34     $10,192,507.57
  05/31/1998        $13,860,862.00     $10,129,612.59     $6,112,720.66     $10,007,671.94
  06/30/1998        $13,729,381.00     $10,208,550.33     $6,120,230.08      $9,970,051.60
  07/31/1998        $13,971,583.00     $10,314,314.79     $6,127,739.48     $10,064,817.64
  08/31/1998        $11,722,566.00      $9,038,757.51     $6,135,248.90      $8,645,444.88
  09/30/1998        $11,549,565.00      $8,764,007.12     $6,142,758.75      $8,462,819.79
  10/31/1998        $12,442,252.00      $9,680,039.02     $6,157,777.55      $9,349,283.33
  11/30/1998        $13,113,497.00     $10,178,360.65     $6,157,777.55      $9,851,708.96
  12/31/1998        $13,184,950.00     $10,582,357.29     $6,154,023.10      $10,191,126.24
  01/31/1999        $13,043,894.00     $10,553,501.85     $6,169,041.87      $10,180,212.97
  02/28/1999        $12,746,936.00     $10,304,425.49     $6,176,551.26       $9,952,277.29
  03/31/1999        $13,435,674.00     $10,737,049.06     $6,195,324.94      $10,432,784.40
  04/30/1999        $14,537,325.00     $11,174,570.71     $6,240,381.75      $10,954,596.39
  05/31/1999        $14,001,386.00     $10,601,541.86     $6,240,381.75      $10,440,060.19
  06/30/1999        $14,663,866.00     $11,017,310.90     $6,240,381.75      $10,919,784.52
  07/31/1999        $14,745,745.00     $11,347,318.91     $6,259,155.87      $11,175,901.40
  08/31/1999        $14,671,309.00     $11,391,293.18     $6,274,174.65      $11,214,673.29
  09/30/1999        $14,373,566.00     $11,508,493.86     $6,304,212.64      $11,290,513.86
  10/31/1999        $14,604,317.00     $11,942,070.15     $6,315,476.95      $11,710,929.12
  11/30/1999        $15,333,788.00     $12,359,453.87     $6,319,234.66      $12,179,187.23
  12/31/1999        $16,789,276.00     $13,471,157.44     $6,319,234.66      $13,340,739.28
  01/31/2000        $15,752,131.00     $12,617,564.01     $6,334,255.48      $12,616,823.93
  02/29/2000        $16,188,824.00     $12,959,611.27     $6,371,804.95      $12,957,622.63
  03/31/2000        $16,515,108.00     $13,464,479.10     $6,424,372.34      $13,445,267.09
  04/30/2000        $15,808,663.00     $12,758,360.47     $6,428,124.17      $12,694,828.80
  05/31/2000        $15,753,718.00     $12,449,259.85     $6,431,878.19      $12,370,100.67
  06/30/2000        $16,562,204.00     $12,939,040.00     $6,469,427.50      $12,896,794.41


Periods ended June 30, 2000

                                                       Since
                                                     Inception
                         One-Year     Five-Year      (10/18/90)
Average Annual
Total Return(1)(2)        12.95%        14.68%         13.14%
Cumulative Total
Return(1)(3)              12.95%        98.44%        231.24%

(1) Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Primary Shares total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

(5) Source: U.S. Bureau of Labor Statistics (June 2000).

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.


                 In terms of individual markets, Japan stands out this quarter for several reasons. First, the MSCI Japan index fell a sizable 6.2%, partly due to the unraveling of overinflated near-term expectations for Japanese companies and the economy. The difficulty Japan still finds itself in, fully a decade after its market peak, was exemplified by the political disarray evident in the general election. To most investors, this signals a lack of policy direction and an economy that is still relatively weak. This weakness provided potential bargain buying opportunities in several Japanese companies, including Komatsu, NTT, and Nomura Securities. Further, while we are encouraged by the economic recovery in other markets in the Asian region, the recent pullbacks in Hong Kong and Korea have provided us with good bargain-hunting prospects again.

                 In sum, even with the latest recovery of some technology-stocks, the recent declines in the TMT sector overall have underscored what we believe to be the extreme overvaluation and riskiness of many companies in this sector. It has also reinforced our conviction that, by following our value stock selection discipline, the Fund's portfolio should be well-positioned for the long term.

                 This discussion reflects our views, opinions, and portfolio holdings as of June 30, 2000, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

                 Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political, and other factors in the countries where the Fund invests. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with these markets' relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. In fact, the Mexican Bolsa Index has increased 4,341.56% in the last 15 years, but has suffered 8 declines of more than 15% during that time. (1)These special risks and other considerations are discussed in the Fund's prospectus. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same terms as used in managing other Franklin Templeton funds.

                 From everyone at the Templeton organization, we would like to thank you for your support.

Best regards,

/s/ Donald F. Reed
--------------------------------------
Donald F. Reed, CFA, CIC
President
Templeton Institutional Funds, Inc.


/s/ Gary P. Motyl
--------------------------------------
Gary P. Motyl, CFA
Executive Vice President-CIO Institutional Global Equities
FTTrust Company
President
Templeton Investment Counsel, Inc.

1. Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended June 30, 2000. Market return is measured in U.S. dollars and does not include reinvested dividends.

For the most current portfolio information, call 1-800-362-6243.

                              [Line Graph Omitted]

Templeton Foreign Equity Series - Service Shares*
Total Return Index Comparison
$5,000,000 Investment: 10/18/90 - 6/30/00

                    TIFI Foreign                           MSCI AC
                   Equity Series-       MS EAFE          World ex US
                  Service Shares(1)      Index(4)         Free Index(4)     CPI Index(5)
                  -----------------   --------------    --------------      ------------

  10/18/1990       $5,000,000.00      $5,000,000.00     $5,000,000.00       $5,000,000.00
  10/31/1990       $4,970,000.00      $5,327,390.18     $5,012,580.65       $5,301,096.77
  11/30/1990       $4,875,000.00      $5,014,654.90     $5,023,844.97       $5,006,437.79
  12/31/1990       $4,860,000.00      $5,097,844.71     $5,023,844.97       $5,097,842.38
  01/31/1991       $5,005,000.00      $5,264,165.01     $5,053,882.54       $5,257,167.19
  02/28/1991       $5,614,715.00      $5,830,025.21     $5,061,392.36       $5,821,803.43
  03/31/1991       $5,452,703.00      $5,481,442.58     $5,068,901.74       $5,501,403.92
  04/30/1991       $5,503,332.00      $5,536,863.42     $5,076,411.12       $5,561,173.60
  05/31/1991       $5,579,275.00      $5,596,270.70     $5,091,429.88       $5,640,145.49
  06/30/1991       $5,295,754.00      $5,186,515.67     $5,106,449.09       $5,247,865.76
  07/31/1991       $5,604,589.00      $5,442,746.82     $5,113,958.48       $5,500,022.58
  08/31/1991       $5,614,715.00      $5,333,546.81     $5,128,977.72       $5,405,578.72
  09/30/1991       $5,756,475.00      $5,635,740.03     $5,151,505.88       $5,680,621.25
  10/31/1991       $5,736,223.00      $5,717,043.98     $5,159,015.28       $5,779,946.29
  11/30/1991       $5,685,595.00      $5,451,663.94     $5,174,034.52       $5,522,493.79
  12/31/1991       $5,899,356.00      $5,734,913.70     $5,177,789.00       $5,809,186.32
  01/31/1992       $6,060,450.00      $5,614,098.62     $5,185,298.87       $5,728,234.78
  02/29/1992       $6,154,884.00      $5,414,697.07     $5,204,072.56       $5,552,332.78
  03/31/1992       $6,108,304.00      $5,058,741.06     $5,230,355.62       $5,216,553.35
  04/30/1992       $6,304,442.00      $5,084,069.36     $5,237,865.00       $5,233,682.79
  05/31/1992       $6,657,491.00      $5,425,937.34     $5,245,374.37       $5,551,457.61
  06/30/1992       $6,584,639.00      $5,170,374.93     $5,264,148.09       $5,283,552.38
  07/31/1992       $6,360,482.00      $5,039,702.80     $5,275,412.42       $5,171,150.36
  08/31/1992       $6,181,155.00      $5,357,514.58     $5,290,431.62       $5,446,929.62
  09/30/1992       $6,024,245.00      $5,253,420.96     $5,305,450.42       $5,335,171.92
  10/31/1992       $5,811,295.00      $4,979,450.38     $5,324,224.12       $5,100,881.63
  11/30/1992       $5,822,502.00      $5,027,836.40     $5,331,733.52       $5,129,108.79
  12/31/1992       $5,820,811.00      $5,055,364.00     $5,327,979.02       $5,171,933.10
  01/31/1993       $5,843,979.00      $5,056,254.56     $5,354,262.10       $5,171,334.45
  02/28/1993       $5,971,400.00      $5,210,483.42     $5,373,035.80       $5,329,600.04
  03/31/1993       $6,119,128.00      $5,666,177.81     $5,391,809.51       $5,768,434.34
  04/30/1993       $6,316,145.00      $6,205,469.88     $5,406,828.72       $6,277,951.24
  05/31/1993       $6,484,189.00      $6,338,043.79     $5,414,338.10       $6,417,706.03
  06/30/1993       $6,362,502.00      $6,240,618.99     $5,421,847.51       $6,340,898.61
  07/31/1993       $6,466,806.00      $6,460,506.95     $5,421,847.51       $6,551,658.47
  08/31/1993       $6,924,581.00      $6,810,730.45     $5,436,866.30       $6,903,278.30
  09/30/1993       $6,872,430.00      $6,658,919.54     $5,448,130.62       $6,761,359.39
  10/31/1993       $7,278,054.00      $6,865,592.90     $5,470,659.24       $7,005,918.64
  11/30/1993       $7,110,009.00      $6,266,909.90     $5,474,413.70       $6,472,364.34
  12/31/1993       $7,801,439.00      $6,720,849.45     $5,474,413.70       $6,977,184.54
  01/31/1994       $8,357,848.00      $7,290,513.62     $5,489,432.92       $7,550,984.13
  02/28/1994       $8,129,428.00      $7,271,818.26     $5,508,206.61       $7,493,885.48
  03/31/1994       $7,768,919.00      $6,960,159.91     $5,526,980.29       $7,150,645.88
  04/30/1994       $7,881,598.00      $7,257,022.08     $5,534,489.69       $7,393,225.11
  05/31/1994       $7,911,250.00      $7,216,906.35     $5,538,244.62       $7,395,711.74
  06/30/1994       $7,656,240.00      $7,320,511.25     $5,557,018.32       $7,448,159.69
  07/31/1994       $7,988,347.00      $7,392,525.31     $5,572,037.11       $7,569,265.20
  08/31/1994       $8,261,148.00      $7,569,172.66     $5,594,565.75       $7,823,955.00
  09/30/1994       $8,065,443.00      $7,332,435.81     $5,609,584.53       $7,630,278.23
  10/31/1994       $8,237,426.00      $7,578,317.97     $5,613,339.47       $7,835,374.92
  11/30/1994       $7,881,598.00      $7,215,768.06     $5,620,848.89       $7,457,415.46
  12/31/1994       $7,819,892.00      $7,262,640.17     $5,620,848.89       $7,439,963.47
  01/31/1995       $7,594,903.00      $6,985,367.82     $5,643,377.53       $7,102,526.23
  02/28/1995       $7,713,478.00      $6,967,108.98     $5,665,905.72       $7,063,662.27
  03/31/1995       $7,749,977.00      $7,403,609.36     $5,684,679.87       $7,462,756.87
  04/30/1995       $8,090,635.00      $7,684,023.29     $5,703,453.59       $7,753,870.35
  05/31/1995       $8,297,464.00      $7,594,405.99     $5,714,717.45       $7,719,610.73
  06/30/1995       $8,346,129.00      $7,463,241.56     $5,725,981.79       $7,612,826.21
  07/31/1995       $8,759,786.00      $7,929,905.44     $5,725,981.79       $8,045,121.53
  08/31/1995       $8,534,708.00      $7,629,333.63     $5,741,001.04       $7,765,980.92
  09/30/1995       $8,692,871.00      $7,780,319.67     $5,752,264.88       $7,898,690.44
  10/31/1995       $8,504,292.00      $7,573,179.09     $5,771,038.61       $7,687,653.70
  11/30/1995       $8,638,122.00      $7,785,872.50     $5,767,284.14       $7,868,206.79
  12/31/1995       $8,834,439.00      $8,101,557.48     $5,763,529.24       $8,179,304.51
  01/31/1996       $9,117,594.00      $8,136,742.46     $5,797,322.14       $8,291,660.92
  02/29/1996       $9,262,241.00      $8,166,279.81     $5,816,095.84       $8,291,983.46
  03/31/1996       $9,331,739.00      $8,341,768.18     $5,846,133.82       $8,446,334.67
  04/30/1996       $9,672,913.00      $8,586,345.57     $5,868,662.01       $8,702,589.96
  05/31/1996       $9,786,638.00      $8,430,390.58     $5,879,926.32       $8,571,906.82
  06/30/1996       $9,755,048.00      $8,479,902.51     $5,883,681.24       $8,615,375.82
  07/31/1996       $9,502,326.00      $8,234,177.24     $5,894,945.55       $8,328,959.37
  08/31/1996       $9,780,320.00      $8,254,343.81     $5,906,209.43       $8,377,816.12
  09/30/1996       $9,862,544.00      $8,475,712.60     $5,924,983.15       $8,585,858.91
  10/31/1996       $9,957,437.00      $8,391,084.22     $5,943,756.87       $8,499,888.46
  11/30/1996      $10,469,859.00      $8,727,046.45     $5,955,021.18       $8,827,793.83
  12/31/1996      $10,741,158.00      $8,616,881.02     $5,955,021.18       $8,725,567.98
  01/31/1997      $10,938,364.00      $8,317,304.98     $5,973,794.86       $8,565,275.97
  02/28/1997      $11,089,455.00      $8,455,350.12     $5,992,568.59       $8,722,344.30
  03/31/1997      $11,201,336.00      $8,488,052.20     $6,007,587.82       $8,704,063.22
  04/30/1997      $11,148,686.00      $8,535,143.40     $6,015,097.25       $8,777,463.63
  05/31/1997      $11,609,376.00      $9,092,673.57     $6,011,342.32       $9,319,628.69
  06/30/1997      $12,122,715.00      $9,596,180.00     $6,018,852.17       $9,833,842.35
  07/31/1997      $12,563,661.00      $9,753,397.58     $6,026,361.59      $10,032,952.58
  08/31/1997      $11,852,883.00      $9,026,975.45     $6,037,625.89       $9,243,696.02
  09/30/1997      $12,807,168.00      $9,534,694.16     $6,052,644.66       $9,743,451.01
  10/31/1997      $11,859,464.00      $8,803,900.47     $6,067,663.88       $8,913,902.80
  11/30/1997      $11,780,489.00      $8,716,182.19     $6,063,908.96       $8,802,513.24
  12/31/1997      $11,968,833.00      $8,794,213.47     $6,056,399.54       $8,903,817.93
  01/31/1998      $12,113,617.00      $9,198,448.28     $6,067,663.84       $9,170,158.02
  02/28/1998      $12,885,800.00      $9,790,811.34     $6,078,927.73       $9,782,038.84
  03/31/1998      $13,833,182.00     $10,094,498.51     $6,090,192.04      $10,120,028.33
  04/30/1998      $14,013,103.00     $10,176,696.60     $6,101,456.34      $10,192,507.57
  05/31/1998      $13,860,862.00     $10,129,612.59     $6,112,720.66      $10,007,671.94
  06/30/1998      $13,729,381.00     $10,208,550.33     $6,120,230.08       $9,970,051.60
  07/31/1998      $13,971,583.00     $10,314,314.79     $6,127,739.48      $10,064,817.64
  08/31/1998      $11,722,566.00      $9,038,757.51     $6,135,248.90       $8,645,444.88
  09/30/1998      $11,549,565.00      $8,764,007.12     $6,142,758.75       $8,462,819.79
  10/31/1998      $12,442,252.00      $9,680,039.02     $6,157,777.55       $9,349,283.33
  11/30/1998      $13,113,497.00     $10,178,360.65     $6,157,777.55       $9,851,708.96
  12/31/1998      $13,184,950.00     $10,582,357.29     $6,154,023.10      $10,191,126.24
  01/31/1999      $13,043,894.00     $10,553,501.85     $6,169,041.87      $10,180,212.97
  02/28/1999      $12,746,936.00     $10,304,425.49     $6,176,551.26       $9,952,277.29
  03/31/1999      $13,435,674.00     $10,737,049.06     $6,195,324.94      $10,432,784.40
  04/30/1999      $14,537,325.00     $11,174,570.71     $6,240,381.75      $10,954,596.39
  05/31/1999      $14,008,829.27     $10,601,541.86     $6,240,381.75      $10,440,060.19
  06/30/1999      $14,663,866.60     $11,017,310.90     $6,240,381.75      $10,919,784.52
  07/31/1999      $14,745,746.63     $11,347,318.91     $6,259,155.87      $11,175,901.40
  08/31/1999      $14,671,309.71     $11,391,293.18     $6,274,174.65      $11,214,673.29
  09/30/1999      $14,373,564.94     $11,508,493.86     $6,304,212.64      $11,290,513.86
  10/31/1999      $14,611,761.92     $11,942,070.15     $6,315,476.95      $11,710,929.12
  11/30/1999      $15,341,233.26     $12,359,453.87     $6,319,234.66      $12,179,187.23
  12/31/1999      $16,788,903.69     $13,471,157.44     $6,319,234.66      $13,340,739.28
  01/31/2000      $15,751,781.85     $12,617,564.01     $6,334,255.48      $12,616,823.93
  02/29/2000      $16,188,465.65     $12,959,611.27     $6,371,804.95      $12,957,622.63
  03/31/2000      $16,522,591.53     $13,464,479.10     $6,424,372.34      $13,445,267.09
  04/30/2000      $15,808,311.69     $12,758,360.47     $6,428,124.17      $12,694,828.80
  05/31/2000      $15,753,369.33     $12,449,259.85     $6,431,878.19      $12,370,100.67
  06/30/2000      $16,561,836.49     $12,939,040.00     $6,469,427.50      $12,896,794.41



Periods ended June 30, 2000

                                                             Since
                                                            Inception
                         One-Year       Five-Year            (10/18/90)
Average Annual
Total Return(1)(2)        12.95%         16.51%              14.07%
Cumulative Total
Return(1)(3)              12.94%         95.85%             228.41%

* On May 3, 1999, the Fund began selling Service Shares to certain eligible investors as described in the prospectus. This share class has a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to May 3, 1999, figures reflect Primary Shares performance including the effect of Primary Shares expenses, and does not take into account the Rule 12b-1 fee applicable to the Service Shares; and (b) for periods after May 3, 1999, figures reflect actual Service Shares performance, including the deduction of all fees and expenses applicable to Service Shares.

(1) Past fee waivers by the Fund's manager and administrator increased the Service Shares total returns. Without these waivers, the Fund's total returns would have been lower.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods.

(3) Cumulative total return represents the change in value of an investment over the indicated periods.

(4) Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index. 5Source: U.S. Bureau of Labor Statistics (June 2000).

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights

                                                                                PRIMARY SHARES
                                              -----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                             YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2000    ------------------------------------------------------------------
                                               (UNAUDITED)        1999          1998          1997          1996          1995
                                              -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  period)
Net asset value, beginning of period......         $21.53          $17.76        $17.36        $16.34        $14.04        $12.86
                                              -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income....................            .24             .37           .42           .42           .45           .31
 Net realized and unrealized gains
   (losses)...............................           (.53)           4.42          1.29          1.43          2.54          1.35
                                              -----------------------------------------------------------------------------------
Total from investment operations..........           (.29)           4.79          1.71          1.85          2.99          1.66
                                              -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income....................           (.01)           (.38)         (.40)         (.43)         (.45)         (.31)
 In excess of net investment income.......             --              --            --            --          (.02)           --
 Net realized gains.......................           (.13)           (.64)         (.91)         (.40)         (.14)         (.17)
 In excess of net realized gains..........             --              --            --            --          (.08)           --
                                              -----------------------------------------------------------------------------------
Total distributions.......................           (.14)          (1.02)        (1.31)         (.83)         (.69)         (.48)
                                              -----------------------------------------------------------------------------------
Net asset value, end of period............         $21.10          $21.53        $17.76        $17.36        $16.34        $14.04
                                              ===================================================================================
Total Return*.............................         (1.35%)         27.34%        10.16%        11.43%        21.58%        13.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........     $4,933,860      $5,247,862    $4,551,663    $3,706,006    $2,857,591    $1,817,883
Ratios to average net assets:
 Expenses.................................           .83%**          .84%          .83%          .84%          .87%          .88%
 Net investment income....................          2.27%**         1.88%         2.33%         2.49%         3.20%         2.70%
Portfolio turnover rate...................         14.45%          10.56%        15.40%        15.25%         7.39%        20.87%

*Total return is not annualized.
**Annualized.
+Based on average weighted shares outstanding effective year ended December 31, 1999.
 6

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights (continued)

                                                                            SERVICE SHARES
                                                                --------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1999+
                                                                --------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $21.53               $19.53
                                                                --------------------------------------
Income from investment operations:
 Net investment income......................................            .24                  .25
 Net realized and unrealized gains (losses).................           (.53)                2.73
                                                                --------------------------------------
Total from investment operations............................           (.29)                2.98
                                                                --------------------------------------
Less distributions from:
 Net investment income......................................           (.01)                (.37)
 Net realized gains.........................................           (.13)                (.61)
                                                                --------------------------------------
Total distributions.........................................           (.14)                (.98)
                                                                --------------------------------------
Net asset value, end of period..............................         $21.10               $21.53
                                                                ======================================
Total Return*...............................................          (1.35)%             15.49%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................            $21                  $22
Ratios to average net assets:
 Expenses...................................................           .83%**               .84%**
 Net investment income......................................          2.28%**              1.91%**
Portfolio turnover rate.....................................         14.45%               10.56%

*Total return is not annualized.
**Annualized.
+For the period May 3, 1999 (effective date) to December 31, 1999.
++Based on average weighted shares outstanding effective year ended December 31, 1999.
                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 91.9%
AEROSPACE & DEFENSE .4%
BAE Systems PLC.............................................    United Kingdom         3,212,373     $   19,889,800
Rolls-Royce PLC.............................................    United Kingdom            10,110             35,928
                                                                                                     --------------
                                                                                                         19,925,728
                                                                                                     --------------
AIR FREIGHT & COURIERS .4%
Mayne Nickless Ltd., A......................................      Australia            9,050,000         18,637,274
                                                                                                     --------------
AIRLINES .9%
British Airways PLC.........................................    United Kingdom         7,617,200         43,789,933
                                                                                                     --------------
AUTO COMPONENTS .4%
Autoliv Inc. ...............................................        Sweden               750,000         18,046,875
Autoliv Inc., SDR...........................................        Sweden                 9,100            224,102
Sylea SA....................................................        France                 2,300            116,186
                                                                                                     --------------
                                                                                                         18,387,163
                                                                                                     --------------
AUTOMOBILES .4%
Tata Engineering & Locomotive Co., GDR, 144A................        India                200,000            545,000
Volkswagen AG...............................................       Germany               554,000         21,400,827
                                                                                                     --------------
                                                                                                         21,945,827
                                                                                                     --------------
BANKS 14.7%
Australia & New Zealand Banking Group Ltd. .................      Australia            3,384,161         26,027,944
Banca Nazionale del Lavoro SpA..............................        Italy             10,000,000         35,178,865
Banco Bilbao Vizcaya Argentaria SA, ADR.....................        Spain              2,893,333         42,676,662
Banco Bradesco SA, ADR......................................        Brazil             2,128,100         17,822,837
*Banco Pinto & Sotto Mayor SA...............................       Portugal              356,800          7,955,186
Bank Austria AG.............................................       Austria                 3,400            166,278
Bank Handlowy W Warszawie SA, GDR, 144A.....................        Poland               219,284          3,404,384
BNP Paribas, ADR, 144A......................................        France               833,500         80,534,489
Canadian Imperial Bank of Commerce..........................        Canada             1,555,200         42,666,451
Credit Suisse Group.........................................     Switzerland             297,400         59,348,318
DBS Group Holdings Ltd. ....................................      Singapore            8,256,485        106,011,548
Deutsche Bank AG............................................       Germany               718,100         60,263,846
DNB Holding ASA.............................................        Norway                43,000            179,089
Foreningssparbanken AB, A...................................        Sweden             1,569,680         23,086,161
HSBC Holdings PLC...........................................      Hong Kong            3,565,371         40,706,325
Kookmin Bank................................................     South Korea             202,968          2,584,826
Kookmin Bank, GDR...........................................     South Korea             339,683          4,313,974
National Australia Bank Ltd. ...............................      Australia               20,300            340,023
National Bank of Canada.....................................        Canada             1,154,200         17,215,239
*Nordic Baltic Holding AB...................................        Sweden                43,194            316,359
Nordic Baltic Holding AB, FDR...............................        Sweden             9,346,158         68,265,906
*Philippine National Bank...................................     Philippines           1,530,112          1,999,799
Svenska Handelsbanken, A....................................        Sweden             4,063,350         59,298,689
*Thai Farmers Bank Public Co. Ltd., fgn. ...................       Thailand           21,000,000         17,667,304
Unibanco Uniao de Bancos Brasileiros SA, GDR................        Brazil               275,000          7,906,250
                                                                                                     --------------
                                                                                                        725,936,752
                                                                                                     --------------
BEVERAGES .4%
PanAmerican Beverages Inc., A...............................        Mexico             1,444,100         21,571,244
                                                                                                     --------------
BIOTECHNOLOGY .2%
*CellTech Group PLC.........................................    United Kingdom           591,318         11,386,477
                                                                                                     --------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS 3.1%
Akzo Nobel NV...............................................     Netherlands             663,256     $   28,291,565
BASF AG.....................................................       Germany               660,000         26,887,389
Bayer AG, Br. ..............................................       Germany               899,230         34,564,552
Clariant AG.................................................     Switzerland             111,500         41,552,795
Imperial Chemical Industries PLC............................    United Kingdom         2,887,000         22,180,125
Yule Catto & Company PLC....................................    United Kingdom            42,500            114,522
                                                                                                     --------------
                                                                                                        153,590,948
                                                                                                     --------------
COMMERCIAL SERVICES & SUPPLIES .5%
Williams PLC................................................    United Kingdom         3,952,000         23,003,527
                                                                                                     --------------
COMMUNICATIONS EQUIPMENT 4.2%
Alcatel SA..................................................        France             1,266,435         83,397,956
Alcatel SA, ADR.............................................        France               394,146         26,210,708
Marconi PLC.................................................    United Kingdom         3,625,000         47,111,774
Nokia Corp., A..............................................       Finland               951,200         48,734,365
                                                                                                     --------------
                                                                                                        205,454,803
                                                                                                     --------------
CONSTRUCTION & ENGINEERING .4%
Balfour Beatty PLC..........................................    United Kingdom         6,281,099          7,369,169
Daito Trust Construction Co. Ltd. ..........................        Japan                278,100          4,599,735
Okumura Corp. ..............................................        Japan              1,865,000          6,768,678
                                                                                                     --------------
                                                                                                         18,737,582
                                                                                                     --------------
CONSTRUCTION MATERIALS .2%
Hanson PLC..................................................    United Kingdom         1,247,763          8,802,361
*Siam City Cement Public Co. Ltd., fgn. ....................       Thailand              815,746          3,077,894
                                                                                                     --------------
                                                                                                         11,880,255
                                                                                                     --------------
CONTAINERS & PACKAGING .2%
Assidoman AB................................................        Sweden               200,000          2,861,703
Assidoman AB, 144A..........................................        Sweden                60,000            858,511
Jefferson Smurfit Group PLC.................................    United Kingdom         4,300,000          7,258,126
                                                                                                     --------------
                                                                                                         10,978,340
                                                                                                     --------------
DISTRIBUTORS
Inchcape PLC................................................    United Kingdom            18,833             74,127
                                                                                                     --------------
DIVERSIFIED FINANCIALS 7.6%
BPI-Socieda de Gestora Participacoes Socias SA..............       Portugal            3,407,040         12,083,555
Housing Development Finance Corp. Ltd. .....................        India              2,400,000         30,034,585
Hutchison Whampoa Ltd. .....................................      Hong Kong            6,116,550         76,895,296
ICICI Ltd., 144A............................................        India             12,867,916         36,135,879
ICICI Ltd., ADR, 144A.......................................        India              1,676,500         31,434,375
ING Groep NV................................................     Netherlands             895,690         60,786,446
Nomura Securities Co. Ltd. .................................        Japan              3,994,000         97,957,847
Swire Pacific Ltd., A.......................................      Hong Kong            4,993,000         29,207,446
Swire Pacific Ltd., B.......................................      Hong Kong              154,500            125,855
                                                                                                     --------------
                                                                                                        374,661,284
                                                                                                     --------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DIVERSIFIED TELECOMMUNICATION SERVICES 13.1%
Cable & Wireless HKT Ltd. ..................................      Hong Kong           14,505,500     $   31,912,733
*Cable & Wireless Optus Ltd., 144A..........................      Australia           12,037,500         35,991,949
Cia de Telecomunicaciones de Chile SA, ADR..................        Chile              3,415,550         61,906,844
Koninklijke KPN NV..........................................     Netherlands             812,800         36,501,361
Nippon Telegraph & Telephone Corp. .........................        Japan                  6,800         90,619,536
Philippine Long Distance Telephone Co., ADR.................     Philippines           1,247,355         22,140,551
Portugal Telecom SA.........................................       Portugal               36,000            405,813
PT Indosat, ADR.............................................      Indonesia              158,300          1,800,663
Telecom Argentina Stet-France Telecom SA, ADR...............      Argentina            1,115,400         30,673,500
Telecom Corp. of New Zealand Ltd. ..........................     New Zealand           5,903,000         20,702,335
Telecom Italia SpA..........................................        Italy              7,362,000         48,925,220
Telecomunicacoes de Sao Paulo SA, ADR.......................        Brazil             1,139,700         21,084,450
Telefonica de Argentina SA, ADR.............................      Argentina            1,534,466         48,719,296
Telefonica del Peru SA, ADR.................................         Peru                 19,600            222,950
*Telefonica SA..............................................        Spain              3,525,543         76,036,883
Telefonos de Mexico SA (Telmex), ADR........................        Mexico             1,588,212         90,726,611
Videsh Sanchar Nigam Ltd. ..................................        India              1,000,000         27,081,538
Videsh Sanchar Nigam Ltd., GDR, 144A........................        India                121,800          1,903,125
                                                                                                     --------------
                                                                                                        647,355,358
                                                                                                     --------------
ELECTRIC UTILITIES 5.0%
British Energy Ltd. ........................................    United Kingdom         2,422,781          6,409,328
E.On AG.....................................................       Germany             1,073,700         51,974,474
Endesa SA...................................................        Spain              1,567,200         30,480,511
Evn AG......................................................       Austria               266,013          9,944,507
Gener SA, ADR...............................................        Chile                840,000         12,337,500
Hong Kong Electric Holdings Ltd. ...........................      Hong Kong            8,563,300         27,572,875
Iberdrola SA, Br. ..........................................        Spain              3,027,029         39,171,132
Korea Electric Power Corp. .................................     South Korea             639,410         19,841,336
National Power PLC..........................................    United Kingdom         4,069,416         25,904,740
Shandong Huaneng Power Development Co. Ltd., ADR............        China              4,931,515         20,650,719
                                                                                                     --------------
                                                                                                        244,287,122
                                                                                                     --------------
ELECTRICAL EQUIPMENT 1.3%
ABB Ltd., A.................................................     Switzerland             419,498         50,370,201
ABB Ltd., Br. ..............................................     Switzerland              29,603          3,449,352
Kyudenko Corp. .............................................        Japan                524,000          1,579,850
Makita Corp. ...............................................        Japan                740,000          7,070,932
                                                                                                     --------------
                                                                                                         62,470,335
                                                                                                     --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
Hitachi Ltd. ...............................................        Japan              4,242,000         61,341,714
                                                                                                     --------------
FOOD & DRUG RETAILING .5%
Safeway PLC.................................................    United Kingdom         5,693,700         22,151,792
                                                                                                     --------------
FOOD PRODUCTS 1.2%
Golden Hope Plantations Bhd. ...............................       Malaysia            1,960,000          2,176,632
Northern Foods PLC..........................................    United Kingdom         2,771,811          5,024,817
Tate & Lyle PLC.............................................    United Kingdom         3,088,948         15,688,603
Unilever NV.................................................     Netherlands             765,000         35,234,702
                                                                                                     --------------
                                                                                                         58,124,754
                                                                                                     --------------
GAS UTILITIES 1.4%
BG Group PLC................................................    United Kingdom         4,429,607         28,616,722
Centrica PLC................................................    United Kingdom         5,833,935         19,429,670
TransCanada PipeLines Ltd. .................................        Canada             2,759,800         21,043,475
                                                                                                     --------------
                                                                                                         69,089,867
                                                                                                     --------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
Nycomed Amersham PLC........................................    United Kingdom         7,558,120     $   73,390,966
                                                                                                     --------------
HEALTH CARE PROVIDERS & SERVICES .4%
Gehe AG.....................................................       Germany               640,000         20,858,096
                                                                                                     --------------
HOUSEHOLD DURABLES 4.1%
Fairview Holdings PLC.......................................    United Kingdom         1,816,252          4,028,050
Koninklijke Philips Electronics NV..........................     Netherlands           1,755,136         83,110,040
LG Electronics Inc. ........................................     South Korea             770,000         21,545,705
Sony Corp. .................................................        Japan                934,800         87,467,700
Taylor Woodrow PLC..........................................    United Kingdom         1,979,028          4,538,849
                                                                                                     --------------
                                                                                                        200,690,344
                                                                                                     --------------
INDUSTRIAL CONGLOMERATES .5%
Norsk Hydro ASA.............................................        Norway               611,300         25,745,873
Preussag AG.................................................       Germany                 5,036            162,679
                                                                                                     --------------
                                                                                                         25,908,552
                                                                                                     --------------
INSURANCE 4.8%
Ace Ltd. ...................................................       Bermuda             1,018,200         28,509,600
AXA SA......................................................        France               543,299         85,928,775
Muenchener Rueckversicherungs-Gesellschaft..................       Germany               112,998         35,527,150
*Muenchener Rueckversicherungs-Gesellschaft, wts.,
  6/03/02...................................................       Germany                    19              1,548
Mutual Risk Management Ltd. ................................       Bermuda                14,300            247,569
Partnerre Ltd. .............................................       Bermuda                 3,200            113,400
XL Capital Ltd., A..........................................       Bermuda               500,400         27,084,150
Zurich Allied AG............................................     Switzerland             114,655         56,830,410
                                                                                                     --------------
                                                                                                        234,242,602
                                                                                                     --------------
MACHINERY 3.9%
CNH Global NV...............................................     Netherlands           3,181,200         29,426,100
IHC Caland NV...............................................     Netherlands             450,605         22,028,349
Invensys PLC................................................    United Kingdom         5,602,719         20,992,067
Komatsu Ltd. ...............................................        Japan              5,556,000         39,173,725
*Kvaerner ASA, A............................................        Norway               454,600          4,786,551
*Kvaerner ASA, rts., 7/13/00................................        Norway               233,283            131,001
Svedala Industri, A.........................................        Sweden             1,355,000         25,953,711
VA Technologie AG, Br. .....................................       Austria               118,510          6,268,339
VA Technologie AG, Br., 144A................................       Austria                28,000          1,481,002
Volvo AB, B.................................................        Sweden             1,895,125         41,376,860
                                                                                                     --------------
                                                                                                        191,617,705
                                                                                                     --------------
MARINE
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom            44,980            383,362
Stolt Nielsen SA, ADR.......................................        Norway                 2,000             35,875
                                                                                                     --------------
                                                                                                            419,237
                                                                                                     --------------
MEDIA .4%
Television Broadcasts Ltd. .................................      Hong Kong            1,938,000         12,927,790
Wolters Kluwer NV...........................................     Netherlands             267,650          7,157,926
                                                                                                     --------------
                                                                                                         20,085,716
                                                                                                     --------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
METALS & MINING 2.1%
Boehler-Uddeholm AG.........................................       Austria                22,450     $      788,690
Boehler-Uddeholm AG, 144A...................................       Austria                60,750          2,134,205
*Grupo Mexico SA de CV, B...................................        Mexico             3,400,000          9,567,735
Iluka Resources Ltd. .......................................      Australia            4,870,699         13,981,371
Industrias Penoles SA.......................................        Mexico                33,900             54,758
Pechiney SA, A..............................................        France               568,000         23,792,799
Pohang Iron & Steel Co. Ltd. ...............................     South Korea             205,600         17,879,423
Sapa AB.....................................................        Sweden                11,355            200,664
WMC Ltd. ...................................................      Australia            8,198,378         36,784,312
                                                                                                     --------------
                                                                                                        105,183,957
                                                                                                     --------------
MULTILINE RETAIL .6%
House of Fraser PLC.........................................    United Kingdom         1,750,000          1,258,383
Marks & Spencer PLC.........................................    United Kingdom         4,315,500         15,123,882
Matsuzakaya Co. Ltd. .......................................        Japan              1,656,000          4,460,659
Next PLC....................................................    United Kingdom            20,400            179,272
*Storehouse.................................................    United Kingdom        13,238,000          8,717,517
                                                                                                     --------------
                                                                                                         29,739,713
                                                                                                     --------------
MULTI-UTILITIES .1%
Hyder PLC...................................................    United Kingdom         1,083,333          5,137,291
                                                                                                     --------------
OIL & GAS 5.8%
Eni SpA.....................................................        Italy              5,700,000         33,001,035
Fletcher Challenge Energy Ltd. .............................     New Zealand           1,405,000          4,596,756
MOL Magyar Olay-Es Gazipari RT, GDS 144A....................       Hungary             1,339,742         18,555,427
PC Holdings SA, ADR.........................................      Argentina            1,445,559         26,471,798
*Ranger Oil Ltd. ...........................................        Canada                32,600            179,300
*Renaissance Energy Ltd. ...................................        Canada             1,210,200         11,720,571
Repsol SA...................................................        Spain              2,555,800         51,079,742
Shell Transport & Trading Co. PLC...........................    United Kingdom            34,750            294,331
Shell Transport & Trading Co. PLC, ADR......................    United Kingdom           670,000         33,458,125
Total Fina Elf SA, B........................................        France               686,187        105,634,017
                                                                                                     --------------
                                                                                                        284,991,102
                                                                                                     --------------
PAPER & FOREST PRODUCTS 1.8%
*Asia Pacific Resources International Hldgs. Ltd., A........      Indonesia              103,250            122,609
*Asia Pulp & Paper Co. Ltd., ADR............................      Indonesia              225,100          1,139,569
*Asia Pulp & Paper Co. Ltd., wts., 7/27/00..................      Indonesia               37,020                651
Carter Holt Harvey Ltd. ....................................     New Zealand           3,149,000          2,742,424
Metsa Serla OY, B...........................................       Finland             1,418,000         10,534,009
Stora Enso OYJ, R (SEK Traded)..............................       Finland             2,814,636         25,832,653
Stora Enso OYJ, R (EUR/FIM Traded)..........................       Finland                89,300            817,468
Svenska Cellulosa AB, B.....................................        Sweden               613,533         11,716,656
UPM-Kymmene Corp. ..........................................       Finland             1,505,000         37,508,148
                                                                                                     --------------
                                                                                                         90,414,187
                                                                                                     --------------
PHARMACEUTICALS 3.7%
Astrazeneca PLC.............................................    United Kingdom           778,543         36,392,957
Aventis SA..................................................        France             1,567,712        114,883,998
Merck KGAA..................................................       Germany               964,327         29,579,449
Ono Pharmaceutical Co Ltd. .................................        Japan                  7,000            301,025
                                                                                                     --------------
                                                                                                        181,157,429
                                                                                                     --------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE .2%
Cheung Kong Holdings Ltd. ..................................      Hong Kong               50,000     $      553,218
Inversiones y Representacion SA.............................      Argentina            3,065,176          7,051,315
Inversiones y Representacion SA, GDR........................      Argentina               25,290            578,509
Union du Credit Bail Immobilier.............................        France                 2,100            291,879
                                                                                                     --------------
                                                                                                          8,474,921
                                                                                                     --------------
ROAD & RAIL .7%
Canadian National Railway Co. ..............................        Canada               480,000         13,962,341
Stagecoach Holdings PLC.....................................    United Kingdom        19,348,000         21,454,818
                                                                                                     --------------
                                                                                                         35,417,159
                                                                                                     --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.2%
* Hyundai Electronics Industries Co. .......................     South Korea           3,050,000         60,178,023
                                                                                                     --------------
SPECIALTY RETAIL .2%
Best Denki Co. Ltd. ........................................        Japan              1,125,000          7,751,288
                                                                                                     --------------
TRADING COMPANIES & DISTRIBUTORS .2%
Internatio-Muller NV........................................     Netherlands             680,526         11,741,754
                                                                                                     --------------
TRANSPORTATION INFRASTRUCTURE 1.2%
Autostrade Concessioni e Costruzioni SpA, A.................        Italy              4,865,000         36,280,913
BAA PLC.....................................................    United Kingdom         3,075,000         24,974,453
                                                                                                     --------------
                                                                                                         61,255,366
                                                                                                     --------------
WATER UTILITIES .8%
Thames Water Group PLC......................................    United Kingdom         3,152,655         40,543,476
                                                                                                     --------------
TOTAL COMMON STOCKS (COST $3,319,580,003)...................                                          4,533,981,090
                                                                                                     --------------
PREFERRED STOCKS 4.4%
ABN Amro Holdings NV, cvt. pfd. ............................     Netherlands             457,188         42,399,581
Banco Bradesco SA, pfd. ....................................        Brazil         3,586,486,932         31,212,774
Banco Itau SA, pfd. ........................................        Brazil           540,250,000         47,466,532
Embratel Participacoes SA, ADR, pfd. .......................        Brazil             1,146,400         27,083,700
News Corp. Ltd., pfd. ......................................      Australia            5,534,958         67,011,952
Volkswagen AG, pfd. ........................................       Germany                 1,900             45,349
                                                                                                     --------------
TOTAL PREFERRED STOCKS (COST $120,341,837)..................                                            215,219,888
                                                                                                     --------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                     --------
SHORT TERM INVESTMENTS (COST $150,188,319) 3.0%
U.S. Treasury Bills, 5.620% to 5.945% with maturities to
  9/28/00...................................................    United States     $  152,116,000        150,262,867
                                                                                                     --------------
TOTAL INVESTMENTS (COST $3,590,110,159) 99.3%...............                                          4,899,463,845
OTHER ASSETS, LESS LIABILITIES .7%..........................                                             34,417,625
                                                                                                     --------------
TOTAL NET ASSETS 100.0%.....................................                                         $4,933,881,470
                                                                                                     ==============

*Non-income producing.
**Securities denominated in U.S. dollars.
                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $3,590,110,159)...........................................  $4,899,463,845
 Receivables:
  Investment securities sold................................      67,990,701
  Capital shares sold.......................................      44,901,423
  Dividends and interest....................................      19,606,633
                                                              --------------
      Total assets..........................................   5,031,962,602
                                                              --------------
Liabilities:
 Payables:
  Investment securities purchased...........................       1,713,705
  Capital shares redeemed...................................      85,638,885
  To affiliates.............................................       3,224,853
 Funds advanced by custodian................................       2,075,428
 Deferred tax liability (Note 1d)...........................       4,676,936
 Accrued expenses...........................................         751,325
                                                              --------------
      Total liabilities.....................................      98,081,132
                                                              --------------
Net assets, at value........................................  $4,933,881,470
                                                              ==============
Net assets consist of:
 Undistributed net investment income........................  $   55,740,906
 Net unrealized appreciation................................   1,304,632,051
 Accumulated net realized gain..............................     178,351,733
 Capital shares.............................................   3,395,156,780
                                                              --------------
Net assets, at value........................................  $4,933,881,470
                                                              ==============
PRIMARY SHARES:
 Net asset value per share ($4,933,859,859 / 233,859,115
   shares outstanding)......................................          $21.10
                                                              ==============
SERVICE SHARES:
 Net asset value per share ($21,611 / 1,024 shares
   outstanding).............................................          $21.10
                                                              ==============

                       See Notes to Financial Statements.
 14

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income: (net of foreign taxes of $8,002,576)
 Dividends..................................................    $  65,417,673
 Interest...................................................       12,675,000
                                                                -------------
      Total investment income...............................                        $  78,092,673
Expenses:
 Management fees (Note 3)...................................       17,626,168
 Administrative fees (Note 3)...............................        2,081,641
 Transfer agent fees (Note 3)...............................           11,200
 Custodian fees.............................................          996,000
 Reports to shareholders....................................           30,700
 Registration and filing fees...............................           41,000
 Professional fees..........................................           37,500
 Directors' fees and expenses...............................           57,000
 Other......................................................           34,132
                                                                -------------
      Total expenses........................................                           20,915,341
                                                                                    -------------
            Net investment income...........................                           57,177,332
                                                                                    -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................      184,678,641
  Foreign currency transactions.............................       (2,426,060)
                                                                -------------
      Net realized gain.....................................                          182,252,581
 Net unrealized depreciation on:
  Investments...............................................     (305,961,291)
  Deferred taxes (Note 1d)..................................       (1,662,711)
  Translation of assets and liabilities denominated in
    foreign currencies......................................          (93,545)
                                                                -------------
      Net unrealized depreciation...........................                         (307,717,547)
                                                                                    -------------
Net realized and unrealized loss............................                         (125,464,966)
                                                                                    -------------
Net decrease in net assets resulting from operations........                        $ (68,287,634)
                                                                                    =============

                       See Notes to Financial Statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                     ENDED
                                                                 JUNE 30, 2000         YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1999
                                                                  -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   57,177,332      $   87,588,345
  Net realized gain from investments and foreign currency
    transactions............................................        182,252,581         169,553,535
  Net unrealized appreciation (depreciation) on investments, deferred taxes, and translation of assets and liabilities
   denominated in foreign currencies........................       (307,717,547)        895,450,685
                                                                -------------------------------------
    Net increase (decrease) in net assets resulting from
     operations.............................................        (68,287,634)      1,152,592,565
 Distributions to shareholders from:
  Net investment income:
   Primary Shares...........................................         (1,552,602)        (89,589,385)
   Service Shares...........................................                 (7)               (378)
  Net realized gains:
   Primary Shares...........................................        (32,830,789)       (151,647,099)
   Service Shares...........................................               (136)               (619)
 Capital share transactions (Note 2):
  Primary Shares............................................       (211,331,583)       (215,154,150)
  Service Shares............................................                 --              20,000
                                                                -------------------------------------
    Net increase (decrease) in net assets...................       (314,002,751)        696,220,934
Net assets:
 Beginning of period........................................      5,247,884,221       4,551,663,287
                                                                -------------------------------------
 End of period..............................................     $4,933,881,470      $5,247,884,221
                                                                =====================================
Undistributed net investment income included in net assets:
 End of period..............................................     $   55,740,906      $      116,183
                                                                =====================================

                       See Notes to Financial Statements.
 16

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests primarily in the equity securities of companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of the net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. DEFERRED TAXES:

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK

The Fund offers two classes of shares: Primary and Service shares. The shares differ by distribution fees and voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 2000, there were 1.14 billion shares authorized ($0.01 par value), of which 455 million and 100 million were designated as Primary shares and Service shares, respectively. Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                          YEAR ENDED
                                                                   JUNE 30, 2000                         DECEMBER 31, 1999
                                                                   -------------------------------------------------------
                                                              SHARES          AMOUNT                 SHARES           AMOUNT
                                                              --------------------------------------------------------------
PRIMARY SHARES:
Shares sold..............................................   119,773,876   $ 2,472,045,174          107,154,380    $ 2,067,120,582
Shares issued on reinvestment of distributions...........     1,525,363        32,368,207           10,874,808        220,380,537
Shares redeemed..........................................  (131,168,039)   (2,715,744,964)        (130,611,950)    (2,502,655,269)
                                                           ----------------------------------------------------------------------
Net decrease.............................................    (9,868,800)  $  (211,331,583)         (12,582,762)   $  (215,154,150)
                                                           ======================================================================

                                                                  SIX MONTHS ENDED                          YEAR ENDED
                                                                   JUNE 30, 2000                        DECEMBER 31, 1999+
                                                           ----------------------------------------------------------------------
                                                              SHARES          AMOUNT                 SHARES           AMOUNT
                                                              --------------------------------------------------------------
SERVICE SHARES:
Shares sold..............................................            --   $            --                1,024    $        20,000
                                                           ----------------------------------------------------------------------
Net increase.............................................            --   $            --                1,024    $        20,000
                                                           ======================================================================

+Effective date of Service Shares was May 3, 1999.

Templeton Global Investors, Inc., a subsidiary of Franklin Resources, is the record owner of 100% of the Fund's Service shares as of June 30, 2000.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE                   AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TICI and FT Services have agreed in advance to limit total expenses of the Fund to an annual rate of 1.00% of average daily net assets through April 30, 2000. For the six months ended June 30, 2000, no reimbursement was necessary under the agreement.

The Fund reimburses Distributors up to .35% per year of the average daily net assets of Service shares, for costs incurred in marketing the Fund's Service shares.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $3,590,808,439 was as follows:

Unrealized appreciation.....................................  $1,700,410,221
Unrealized depreciation.....................................    (391,754,815)
                                                              --------------
Net unrealized appreciation.................................  $1,308,655,406
                                                              ==============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000 aggregated $686,625,772 and $778,278,555, respectively.

This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc., Foreign Equity Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and its investors are not protected from such losses by the manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


                                                          Principal Underwriter:

                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          Institutional Services: 1-800-321-8563
                                                Fund Information: 1-800-362-6243

                                                                              B1